Share-based payments - Management Incentive Plan (Details) € / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Apr. 20, 2022 type	Apr. 30, 2023 € / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares) | shares			1
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share)			€ 0.12
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period	18 months
Granted during the period (in EUR per share)		€ 0.12	€ 0	€ 0
Share-based payment expenses - SPAC Transaction | €			€ 0	€ 6,242	€ 14,361
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			10 years
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			10 years
Purchase Option To Acquire MOMA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option types | type	2